SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SHARE-BASED PAYMENTS [Text Block]
9.	SHARE-BASED PAYMENTS

The following is a summary of the fair value assigned to stock options granted by the Company in 2018. The fair value was calculated at the time of grant using the Black-Scholes option pricing model and the following inputs and assumptions. The Company did not grant stock options in 2017.

Stock options granted	2,325,000
Exercise price	$1.20
Market price	$1.13
Expected option term (years)	3.0
Expected stock price volatility	59.9%
Average risk-free interest rate	1.94%
Expected forfeiture rate	-
Expected dividend yield	-

FAIR VALUE ASSIGNED	$1,038,000